Derivative Instruments	3 Months Ended
Mar. 31, 2013
Derivative Instruments [Abstract]
Derivative Instruments
Derivative Instruments
Risk Management Objective of Using Derivatives

In addition to operational risks which arise in the normal course of business, Piedmont is exposed to economic risks such as interest rate, liquidity, and credit risk. In certain situations, Piedmont has entered into derivative financial instruments such as interest rate swap agreements and other similar agreements to manage interest rate risk exposure arising from current or future variable rate debt transactions. Interest rate swap agreements involve the receipt or payment of future known and uncertain cash amounts, the value of which are determined by interest rates. Piedmont’s objective in using interest rate derivatives is to add stability to interest expense and to manage its exposure to interest rate movements.

Cash Flow Hedges of Interest Rate Risk

Interest rate swaps designated as cash flow hedges involve the receipt of variable-rate amounts from a counterparty in exchange for Piedmont making fixed-rate payments over the life of the agreements without changing the underlying notional amount. During the three months ended March 31, 2013, Piedmont used interest rate swap agreements to hedge the variable cash flows associated with its $300 Million Unsecured Term Loan.

Additionally, during the three months ended March 31, 2013, Piedmont entered into a forward starting swap with a total notional value of $70 million to hedge the risk of changes in the interest-related cash flows associated with the potential issuance of long-term debt. Piedmont is hedging its exposure to the variability in future cash flows for forecasted transactions over a maximum period of 131 months (excluding forecasted transactions related to the payment of variable interest on existing financial instruments). As of March 31, 2013, $140 million has been hedged associated with Piedmont's potential incurrence of long-term debt.

A detail of Piedmont’s interest rate derivatives outstanding as of March 31, 2013 is as follows:

Interest Rate Derivative	Notional Amount (in millions)	Effective Date	Maturity Date
Interest rate swap	$125	11/22/2011	11/22/2016
Interest rate swap	75	11/22/2011	11/22/2016
Interest rate swap	50	11/22/2011	11/22/2016
Interest rate swap	50	11/22/2011	11/22/2016
Interest rate swap	70	3/3/2014	3/3/2024
Interest rate swap	70	3/3/2014	3/3/2024
Total	$440

Piedmont has elected to present its interest rate derivatives on its consolidated balance sheets on a gross basis as interest rate swap asset and interest rate swap liabilities. A detail of Piedmont’s interest rate derivatives on a gross and net basis as of March 31, 2013 and December 31, 2012, respectively, is as follows:

Interest rate swaps classified as:	March 31, 2013	December 31, 2012
Gross derivative assets	$1,712	$1,075
Gross derivative liabilities	(8,443)	(8,235)
Net derivative asset/(liability)	$(6,731)	$(7,160)

All of Piedmont's interest rate derivative agreements outstanding for the periods presented were designated as cash flow hedges of interest rate risk. As such, the effective portion of changes in the fair value of these derivatives designated as, and that qualify as, cash flow hedges is recorded in other comprehensive income ("OCI") and is reclassified into earnings as interest expense in the period that the hedged forecasted transaction affects earnings. The effective portion of Piedmont's interest rate derivatives that was recorded in the accompanying consolidated statements of income for the three months ended March 31, 2013 and 2012, respectively, is follows:

	Three Months Ended
Derivative in Cash Flow Hedging Relationships (Interest Rate Swaps) (in thousands)	March 31, 2013	March 31, 2012
Amount of loss recognized in OCI on derivative	$340	$748
Amount of previously recorded loss reclassified from accumulated OCI into interest expense	$(769)	$(733)

Piedmont estimates that approximately $3.2 million will be reclassified from accumulated other comprehensive loss to interest expense over the next twelve months. No gain or loss was recognized related to hedge ineffectiveness or to amounts excluded from effectiveness testing on Piedmont’s cash flow hedges during the three months ended March 31, 2013 or 2012.

Additionally, see Note 8 for fair value disclosures of Piedmont's derivative instruments.

Credit-risk-related Contingent Features

Piedmont has agreements with its derivative counterparties that contain a provision whereby if Piedmont defaults on any of its indebtedness, including default where repayment of the indebtedness has not been accelerated by the lender, then Piedmont could also be declared in default on its derivative obligations. If Piedmont were to breach any of the contractual provisions of the derivative contracts, it would be required to settle its obligations under the agreements at their termination value of the fair values plus accrued interest, or approximately $8.7 million. Additionally, Piedmont does have rights of set-off under certain of its derivative agreements related to potential termination fees and amounts payable under the agreements, if a termination were to occur.